Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 3,929	$ 4,121	$ 11,577	$ 12,659	$ 16,746	$ 14,672
Interest expense	211	636	307	1,690	2,306	1,315
Related party
Research and development	401	140	401	337	439	209
Interest expense	$ 63	$ 628	$ 160	$ 1,663	$ 2,271	$ 1,305